SEGMENT REPORTING	12 Months Ended
Dec. 31, 2016
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
19. SEGMENT REPORTING

The Company operates in three principal reportable business segments: Wafer, Cell and module, and Solar power projects. The Wafer segment involves the manufacture and sales of monocrystalline and multicrystalline solar wafers and processing services. The Cell and module segment involves manufacture and sale of PV cells and modules, and service revenue from tolling arrangements. The solar power projects segment is a newly formed segment in year 2015 which involves solar power project development, EPC services and electricity revenue generation. Ancillary revenues and expenses and other unallocated costs and expenses are recorded in Other. Prior to 2015, electricity revenue generation was reported as "Other". The transactions between reportable segments relate to supplier contracts for the sales of wafers and modules. Prior year comparable information has been updated to reflect the new reportable segments.

The chief operating decision maker is the chief executive officer of the Company.

The Company only reports the segment information of net sales and gross profit, to conform to the information the chief operating decision maker receives to assess the financial performance and allocate resources. There are no differences between the measurements of the Company's reportable segment's gross profit and the Company's consolidated gross profit, as the Company uses the same profit measurement for all of the reportable segments and the consolidated entity. Furthermore, the Company's chief operating decision maker is not provided with asset information by segment. As such, no asset information by segment is presented.

The  following table summarizes the Company’s revenues generated from each segment:

	Year ended December 31, 2014
	Wafer	Cell and module	Solar power projects	Other	Elimination	Total
Net sales	$1,416,614,234	$1,311,867,301	$8,740,222	$695,750	$(1,176,420,479)	$1,561,497,028
Gross profit	$71,483,745	$134,289,199	$3,901,264	$36,679	$(427,602)	$209,283,285

	Year ended December 31, 2015
	Wafer	Cell and module	Solar power projects	Other	Elimination	Total
Net sales	$1,032,418,596	$1,024,331,572	$116,289,676	$1,044,975	$(892,053,374)	$1,282,031,446
Gross profit	$62,884,189	$88,563,261	$22,007,895	$600,087	$13,818,412	$187,873,844

	Year ended December 31, 2016
	Wafer	Cell and module	Solar power projects	Other	Elimination	Total
Net sales	1,018,667,813	712,503,016	85,955,337	45,708,768	(932,998,645)	929,836,289
Gross profit	79,317,633	37,515,810	7,482,057	6,200,915	(21,020,333)	109,496,082

The following table summarizes the Company’s revenues generated from each product:

	Years ended December 31,
	2014	2015	2016
Solar modules	$1,309,008,400	$920,271,824	$547,316,223
Solar wafers	182,513,034	163,700,069	223,606,146
Solar power project	-	110,737,934	83,107,906
Other materials	40,975,806	61,932,953	48,800,671
Solar cells	12,422,486	8,266,709	5,873,645
Electricity	8,740,222	5,649,282	2,847,431
Service revenue from tolling arrangement	7,837,080	11,472,675	18,284,267

Total	$1,561,497,028	$1,282,031,446	$929,836,289

The following table summarizes the Company’s revenues generated by the geographic location of customers:

	Years ended December 31,
	2014	2015	2016
Mainland China	$227,182,419	$264,803,111	$452,572,919
Taiwan	43,696,851	34,710,699	41,390,952
Australia	58,621,500	26,445,835	9,004,912
Singapore	10,506,110	23,478,282	28,060,571
Korea	21,120,646	8,765,334	7,342,063
India	51,256,611	135,768,107	117,189,159
Hong Kong	63,899	61,240	400,031
Thailand	-	7,767,452	3,121,450
Japan	369,369,451	298,855,541	80,639,530

Asia Pacific Total	$781,817,487	$800,655,601	$739,721,587

Germany	147,261,159	53,603,098	3,612,885
Greece	310,076	103,193	-
Belgium	1,164,431	18,252,371	-
America	170,717,859	50,176,517	23,507,186
Italy	5,781,328	4,013,709	944,844
France	89,635,307	3,529,467	2,882,919
Spain	39,246,414	202,527	-
Czech Republic	2,628,333	4,861,462	-
England	224,990,352	242,425,493	81,761,719
Netherlands	3,234,732	4,706,979	-
South Africa	13,912,446	17,068,687	5,769,575
Others	80,797,104	82,432,342	71,635,574

Total	$1,561,497,028	$1,282,031,446	$929,836,289

Substantially all of the Company’s long-lived assets are located in Mainland China.

There is no customer that contributed more than 10% of net sales for years ended December 31, 2014. Sales to one customer constitute approximately 11% of the total net sales for years ended December 31, 2015. As for year ended December 31, 2016, there is no customer that contributed more than 10% of net sales.